Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of the number of common shares issued and outstanding
	2021
	No. of shares	Par value
		USD ‘000
Common shares (par value of USD 0.01)	45,471,084	455
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted shares awards (par value of USD 0.01) (note 32)	396,857	4
	48,880,441	489
	2020
	No. of shares	Par value
		USD ‘000
Common shares (par value of USD 0.01)	45,426,251	455
Earnout shares* (par value of USD 0.01)	3,012,500	30
Restricted shares awards (par value of USD 0.01) (note 32)	134,500	1
	48,573,251	486

Schedule of fair value reserve
	2021	2020	2019
	USD ‘000	USD ‘000	USD ‘000
Balance at the beginning of the year	18,160	4,274	954
Net change in fair value reserve during the year for bonds at fair value through OCI, net of tax	(9,240)	11,481	4,209
Net change in fair value reserve during the year for equities at fair value through OCI	(819)	(71)	(866)
Realized gain on sale of equities at fair value through other comprehensive income	—	2,341	—
ECL charge (release) transferred to consolidated statement of income	114	135	(23)
Balance at the end of the year	8,215	18,160	4,274